Deposits, Prepayment and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Deposits, prepayment and other receivables consist of the following:

	December 31,	December 31,
	2017	2018
	HK$	HK$

Prepaid insurance	1,184	872
Rental deposits / prepaid rent	1,535	1,536
Other receivables	511	931
	3,230	3,339